UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]           Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name: Center Coast Capital Advisors, LP

Address:  1100 Louisiana Street, Suite 5025
          Houston, TX 77002

Form 13F File Number: 028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Richard Finch

Title:    Chief Compliance Officer

Phone:   (713) 759-1401

Signature, Place, and Date of Signing:

/s/ Richard Finch        Houston, TX           May 15, 2012
----------------         -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            25
                                                 ----
Form 13F Information Table Value Total:      $ 699,580 (in thousands)
                                            ------------------------


List of Other Included Managers:

None


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
                           FORM 13F INFORMATION TABLE

                               TITLE OF            VALUE    SHARES/        SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         CLASS     CUSIP   (x$1000)   PRN AMT        PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------- --------- -------- --------       --- ---- ------- ------------ -------- -------- --------
ALLIANCE RESOURCE PARTNERS LP  COM       01877R108  1,202.00     20,000.00 SH       SOLE                    20,000
BOARDWALK PIPELINE PARTNERS    COM       096627104 17,973.99    679,289.00 SH       SOLE                   679,289
BUCKEYE PARTNERS LP            COM       118230101 36,142.09    590,750.00 SH       SOLE                   590,750
CRESTWOOD MAINSTREAM PARTNERS
  LP                           COM       226372100 33,903.72  1,189,187.00 SH       SOLE                 1,189,187
CROSSTEX ENERGY LP             COM       22765U102    341.80     20,000.00 SH       SOLE                    20,000
EL PASO PIPELINE PARTNERS LP   COM       283702108 56,210.55  1,611,079.00 SH       SOLE                 1,611,079
ENBRIDGE ENERGY PARTNERS LP    COM       29250R106 53,647.66  1,732,246.00 SH       SOLE                 1,732,246
ENTERPRISE PRODUCTS PARTNERS   COM       293792107 53,638.91  1,062,788.00 SH       SOLE                 1,062,788
EXTERRAN PARTNERS LP           COM       30225N105    964.63     44,700.00 SH       SOLE                    44,700
KINDER MORGAN ENERGY PARTNERS
  LP                           COM       494550106    429.47      5,190.00 SH       SOLE                     5,190
KINDER MORGAN MANAGEMENT LLC   COM       49455U100 51,095.93    695,641.73 SH       SOLE                   695,642
MAGELLAN MIDSTREAM PARTNERS    COM       559080106 17,643.87    243,902.00 SH       SOLE                   243,902
MARKWEST  ENERGY PARTNERS LP   COM       570759100  1,169.00     20,000.00 SH       SOLE                    20,000
MARTIN MIDSTREAM PARTNERS LP   COM       573331105 18,041.32    534,083.00 SH       SOLE                   534,083
NUSTAR ENERGY LP               COM       67058H102 36,131.38    611,567.00 SH       SOLE                   611,567
ONEOK PARTNERS LP              COM       68268N103 37,648.93    688,658.00 SH       SOLE                   688,658
PAA NATURAL GAS STORAGE LP     COM       693139107 18,419.70    969,458.00 SH       SOLE                   969,458
PLAINS ALL AMER PIPELINE LP    COM       726503105 57,605.44    734,295.00 SH       SOLE                   734,295
SPECTRA ENERGY PARTNERS LP     COM       84756N109 33,242.67  1,040,459.00 SH       SOLE                 1,040,459
SUNOCO LOGISTICS PARTNERS LP   COM       86764L108 22,099.98    584,501.00 SH       SOLE                   584,501
TARGA RESOURCES PARTNERS LP    COM       87611X105 34,944.82    842,653.00 SH       SOLE                   842,653
TC PIPELINES LP                COM       87233Q108 49,286.37  1,096,227.00 SH       SOLE                 1,096,227
TESORO LOGISTICS PARTNERS LP   COM       88160T107 16,998.18    486,079.00 SH       SOLE                   486,079
WESTERN GAS PARTNERS LP        COM       958254104 19,633.87    425,436.00 SH       SOLE                   425,436
WILLIAMS PARTNERS LP           COM       96950F104 31,163.72    550,693.00 SH       SOLE                   550,693
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